SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowances for expected credit loss, beginning balance	$ (35,900)	$ (8,173)
Allowances for expected credit loss, beginning balance	(153,074)	(27,619)
Allowances for expected credit loss, beginning balance	(95)	(108)
Allowances for expected credit loss, beginning balance	$ (189,069)	$ (35,900)